BLACKROCK FUNDS III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

(the “Funds”)

Supplement dated December 8, 2020 to the Statement of Additional Information (“SAI”) of the Funds, dated March 9, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Philip Green and Chris Chung, CFA, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts, other than the applicable Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2019.

BlackRock LifePath® Dynamic Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $15.95 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.29 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.01 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.29 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.07 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.31 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.25 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.33 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2060 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.36 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Dynamic 2065 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	19 $16.36 Billion	25 $7.01 Billion	6 $4.66 Billion	0 $0	5 $1.82 Billion	6 $4.66 Billion
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Green as of December 31, 2019 and the compensation of Mr. Chung as of April 30, 2020.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Green and Chung is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2019 with respect to Mr. Green and as of April 30, 2020 with respect to Mr. Chung, the portfolio managers beneficially owned no interests in any of the Funds for which they are primarily responsible for the day-to-day management.

Shareholders should retain this Supplement for future reference.

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